LONG TERM LOAN	12 Months Ended
Dec. 31, 2023
Borrowing costs [abstract]
LONG TERM LOAN

NOTE 12 – LONG TERM LOAN

During the year ended December 31, 2020, the Company secured a term loan with a principal amount of $182,542 (NIS 500,000) from an Israeli bank. The loan bears interest at the rate of 3.14% per annum and matures on September 18, 2025. The loan is subject to 48 monthly payments commencing October 18, 2021. $9,127 (NIS 25,000) was deposited in the bank as security for the loan.

BYND CANNASOFT ENTERPRISES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2023 and 2022

(Expressed in Canadian dollars, unless otherwise noted)

NOTE 12 – LONG TERM LOAN (continued)

The activities of the long term loan during the years ended December 31, 2023 and 2022 are as follows:

	December 31, 2023	December 31, 2022
Balance, opening	$135,971	$192,651
Addition	-	-
Repayments	(45,350)	(46,561)
Interest expense, accrued	3,333	4,977
Translation difference	(8,847)	(15,096)
Balance, ending	85,107	135,971
Less:
Long term loan – current portion	46,680	47,740
Long term loan – non-current portion	$38,427	$88,231

The undiscounted repayments for each of the next four years and in the aggregate are:

Year ended	Amount
December 31, 2024	$46,680
December 31, 2025	38,427

$85,107